Statements of Changes in Net Assets - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) in net assets from operations
Net investment loss	$ (563,499)	$ (529,110)	$ (1,586,525)	$ (1,035,696)
Net realized gain on investment in Bitcoin	599,279	51,684,799	52,607,095	1,039,910
Net change in unrealized appreciation on investment in Bitcoin	(21,756,490)	25,615,160	68,351,967	69,445,270
Net increase in net assets resulting from operations	(21,720,710)	76,770,849	119,372,537	69,449,484
Decrease in net assets from capital transactions
Redemptions		(54,057,318)	(54,057,318)
Net decrease in net assets resulting from capital transactions		(54,057,318)	(54,057,318)
Net increase in net assets	(21,720,710)	22,713,531	65,315,219	69,449,484
Net assets at the beginning of the year	180,779,483	115,464,264	115,464,264	46,014,780
Net assets at the end of the year	$ 159,058,773	$ 138,177,795	$ 180,779,483	$ 115,464,264
Change in units issued and outstanding
Shares issued at the beginning of the year	5,940,536	8,340,536	8,340,536	8,340,536
Shares outstanding at the beginning of the year	5,940,536	8,340,536	8,340,536	8,340,536
Redemptions		$ (2,400,000)	$ (2,400,000)
Shares issued at the end of the year	5,940,536	5,940,536	5,940,536	8,340,536
Shares outstanding at the end of the year	5,940,536	5,940,536	5,940,536	8,340,536